ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jan. 31, 2026
Stockholders' Equity Note [Abstract]
Summary of Components of Accumulated Other Comprehensive Loss
The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2026, 2025, and 2024:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Balance at January 31, 2023	$(626)	$(14,687)	$(15,314)
Other comprehensive (loss) income	(4,256)	456	(3,800)
Amounts reclassified out of accumulated other comprehensive income	(6,484)	—	(6,484)
Net current period OCI	2,228	456	2,684
Balance at January 31, 2024	1,602	(14,231)	(12,630)
Other comprehensive income (loss)	1,654	(2,015)	(361)
Amounts reclassified out of accumulated other comprehensive income	1,025	—	1,025
Net current period OCI	630	(2,015)	(1,385)
Balance at January 31, 2025	2,231	(16,246)	(14,015)
Other comprehensive income	17,468	2,854	20,322
Amounts reclassified out of accumulated other comprehensive income	11,144	—	11,144
Net current period OCI	6,324	2,854	9,178
Balance at January 31, 2026	$8,555	$(13,392)	$(4,837)

Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss	For the year ended January 31, 2025, the accumulated net loss in foreign currency translation adjustments primarily reflect the strengthening of the U.S. dollar against the Brazilian real and Singapore dollar, which has resulted in lower U.S. dollar-translated balances of Brazilian real and Singapore dollar.
The amounts reclassified out of accumulated other comprehensive loss into the consolidated statements of operations, with presentation location, for the years ended January 31, 2026, 2025, and 2024, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2026	2025	2024
Unrealized gains (losses) on derivative financial instruments:
Foreign currency forward contracts	$—	$—	$(10)	Cost of software revenue
	351	21	(97)	Cost of software service revenue
	841	90	(643)	Cost of professional service and other revenue
	5,175	474	(2,893)	Research and development
	4,777	440	(2,841)	Selling, general and administrative
	$11,144	$1,025	$(6,484)	Total